Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Fiscal Year	Future Payments
2021	389,398
2022	389,807
2023	327,071
2024	274,132
Thereafter	26,370
Total undiscounted lease payments	1,406,778
Present value discount	(127,796)
Total operating lease liability	$1,278,982